Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income ($)
2024	—	—	1,257,750	1,340,054	101.33	271,222,000
2023	—	—	1,409,815	606,949	95.24	154,002,000
2022	125,000	125,000	750,829	772,749	101.90	206,165,000

(1)      Our Principal Executive Officer (“PEO”) for each of the years reported was Mr. Lichtenstein, our Executive Chairman.

(2)      Our non-PEO named executive officers (“NEOs”) for the 2022 fiscal year were Messrs. Howard and Walker, our non-PEO NEOs for the 2023 fiscal year were Messrs. Howard, Walker and Martin and our non-PEO NEOs for the 2024 fiscal year were Messrs. Howard and Martin.

(3)      Compensation “actually paid” (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K, as set forth in the table below. No adjustments were made to the PEOs compensation reported in the Summary Compensation Table to calculate CAP, as he did not have any vested or outstanding equity awards during the covered years. The dollar amounts reflected under Average Compensation Actually Paid to non-PEO NEOs does not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year.

(4)      Total shareholder return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2021, and ending on December 31 of each of 2022, 2023 and 2024, respectively. The TSR assumes $100 invested in our LP Units at the close of business on December 31, 2021, and assumes the reinvestment of all dividends.

Named Executive Officers, Footnote		Howard and Walker, our non-PEO NEOs for the 2023 fiscal year were Messrs.
PEO Total Compensation Amount	[1]					$ 125,000
PEO Actually Paid Compensation Amount	[2]					125,000
Non-PEO NEO Average Total Compensation Amount	[3]	1,257,750		1,409,815		750,829
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 1,340,054		606,949		772,749
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation “Actually Paid” to non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total Compensation	1,257,750	1,409,815	750,829
Less: Stock Values Reported in SCT for the Covered Year ($)	(87,178)	(220,603)	—
Plus: Fair Value for Stock Granted and vested in the Covered Year (on Vest Date) ($)	119,453	143,550	—
Plus: Fair Value of Outstanding Unvested Stock Granted in Covered Year at Year-End ($)	50,029	56,000	—
Plus: Change in Fair Value of Outstanding Unvested Stock from Prior Years at Year-End ($)	—	—	21,920
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	(781,813)	—
Compensation Actually Paid	1,340,054	606,949	772,749

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group		Total shareholder return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2021, and ending on December 31 of each of 2022, 2023 and 2024, respectively. The TSR assumes $100 invested in our LP Units at the close of business on December 31, 2021, and assumes the reinvestment of all dividends.
Tabular List, Table

Relationship between CAP and Certain Financial Measures

The following graphs address, for the fiscal years covered by the Pay versus Performance Table, the relationship between CAP as disclosed in such table and:

•        the Company’s cumulative TSR; and

•        the Company’s net income.

Total Shareholder Return Amount		$ 101.33	[4]	95.24	[4]	101.9	[4]	$ 100
Net Income (Loss)		$ 271,222,000		154,002,000		206,165,000
PEO Name		Mr. Lichtenstein
Measure:: 1
Pay vs Performance Disclosure
Name		Company’s cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name		Company’s net income
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,340,054		606,949		772,749
Non-PEO NEO | Summary Compensation Table Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,257,750		1,409,815		750,829
Non-PEO NEO | Stock Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(87,178)		(220,603)
Non-PEO NEO | Fair Value for Stock Granted and vested in the Covered Year (on Vest Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		119,453		143,550
Non-PEO NEO | Fair Value of Outstanding Unvested Stock Granted in Covered Year at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		50,029		56,000
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock from Prior Years at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						21,920
Non-PEO NEO | Fair Value of Stock Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (781,813)

[1]	Our Principal Executive Officer (“PEO”) for each of the years reported was Mr. Lichtenstein, our Executive Chairman.
[2]	Compensation “actually paid” (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K, as set forth in the table below. No adjustments were made to the PEOs compensation reported in the Summary Compensation Table to calculate CAP, as he did not have any vested or outstanding equity awards during the covered years. The dollar amounts reflected under Average Compensation Actually Paid to non-PEO NEOs does not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year.
[3]	Our non-PEO named executive officers (“NEOs”) for the 2022 fiscal year were Messrs. Howard and Walker, our non-PEO NEOs for the 2023 fiscal year were Messrs. Howard, Walker and Martin and our non-PEO NEOs for the 2024 fiscal year were Messrs. Howard and Martin.
[4]	Total shareholder return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2021, and ending on December 31 of each of 2022, 2023 and 2024, respectively. The TSR assumes $100 invested in our LP Units at the close of business on December 31, 2021, and assumes the reinvestment of all dividends.